Schedule of Remaining Lease Term and Discount Rates for Operating Leases (Details)	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Weighted-average remaining lease term, Operating leases	3 years 1 month 6 days	3 years 8 months 12 days
Weighted-average discount rate, Operating leases	6.80%	6.70%